Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash and cash equivalents, restricted cash and marketable securities - The fair value of the Company’s cash and cash equivalents restricted cash, and marketable securities approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment and assets held for sale – The estimated fair value of the Company’s vessels and equipment and assets held for sale was determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company. Other assets held for sale include working capital balances and the fair value of such amounts generally approximate their carrying value.

Loans to equity-accounted investees and joint venture partners – The fair value of the Company’s loans to joint ventures and joint venture partners approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term receivable included in accounts receivable and other assets – The fair values of the Company’s long-term loan receivable is estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the counterparty.

Long-term debt and liabilities associated with assets held for sale – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company. Alternatively, if the fixed-rate and variable-rate long-term debt is held for sale the fair value is based on the estimated sales price. Other liabilities held for sale include working capital balances and the fair value of such amounts generally approximate their carrying value.

Derivative instruments – The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1		855,107	855,107	927,679	927,679
Derivative instruments (note 15)
Interest rate swap agreements - assets (1)	Level 2		6,136	6,136	1,051	1,051
Interest rate swap agreements - liabilities (1)	Level 2		(370,952)	(370,952)	(406,783)	(406,783)
Cross currency interest swap agreement (1)	Level 2		(312,110)	(312,110)	(221,391)	(221,391)
Foreign currency contracts	Level 2		(18,826)	(18,826)	(18,407)	(18,407)
Stock purchase warrants (note 3h and 15)	Level 3		10,328	10,328	9,314	9,314
Logitel contingent consideration (see below)	Level 3		(14,830)	(14,830)	(21,448)	(21,448)

Non-recurring
Vessels and equipment (note 18b)	Level 2		100,600	100,600	—	—
Assets held for sale (note 18b)	Level 2		55,450	55,450	—	—
Other
Loans to equity-accounted investees and joint venture partners - Current		(2)	7,127	(2)	26,209	(2)
Loans to equity-accounted investees and joint venture partners - Long-term		(2)	184,390	(2)	227,217	(2)
Long-term receivable (3)	Level 2		16,453	16,427	17,137	17,164

Long-term debt - public (note 8)	Level 1		(1,493,915)	(1,161,729)	(1,371,174)	(1,405,711)

Long-term debt - non-public (note 8)	Level 2		(5,890,171)	(5,881,483)	(5,280,802)	(5,263,586)

(1)

The fair value of the Company’s interest rate swap agreements at December 31, 2015 includes $21.7 million (December 31, 2014 - $24.5 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)

In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

(3)

As at December 31, 2015, the estimated fair value of the non-interest bearing receivable was based on the remaining future fixed payments of $18.2 million to be received from BG, as part of the ship construction support agreement, as well as an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate was based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock purchase warrants – During January 2014, the Company received stock purchase warrants entitling it to purchase up to 1.5 million shares of the common stock of TIL (see Note 15). The estimated fair value of the stock purchase warrants was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free rate, vesting conditions and the historical volatility of comparable companies. The estimated fair value of these stock purchase warrants as of December 31, 2015 was based on the historical volatility of the comparable companies of 54.6%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

Changes in fair value during the year ended December 31, 2015 for one of the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2015	2014
	$	$
Fair value at the beginning of the year	9,314	—
Fair value on issuance	—	6,840
Unrealized gain included in earnings	1,014	2,474

Fair value at the end of the year	10,328	9,314

Logitel contingent consideration liability – In August 2014, Teekay Offshore acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS from CeFront Technology AS (or CeFront) for $4 million, which was paid in cash at closing, plus a potential additional amount of up to $27.6 million, depending upon certain performance criteria, which is payable from the present through mid-2020 (see Note 3d).

Teekay Offshore will owe the additional amount of up to $27.6 million if there are no yard cost overruns and no charterer late delivery penalties; the two unchartered UMS under construction are chartered above specified rates and no material defects from construction are identified up until one year after the delivery of each UMS. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement. The estimated fair value of the contingent consideration liability of $14.8 million at December 31, 2015 is the amount Teekay Offshore expects to pay to CeFront discounted to its present value using a weighted average cost of capital rate of 11.5%. As of December 31, 2015, the amount of the expected payments for each UMS was based upon the status of the construction project for the remaining two UMS newbuildings, the state of the charter market for the remaining two UMS newbuildings, the expectation of potential material defects for each UMS and, to a lesser extent, the timing of delivery of the remaining two UMS newbuildings. An increase (decrease) in Teekay Offshore’s estimates of yard cost overruns, charterer late delivery penalties, material defects and the discount rate, as well as a decrease (increase) in Teekay Offshore’s estimates of day rates at which it expects to charter the two unchartered UMS, will decrease (increase) the estimated fair value of the contingent consideration liability.

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year ended December 31, 2015 is as follows:

	Year Ended December 31,
	2015	2014
	$	$
Balance at beginning of year	(21,448)	—
Acquisition of Logitel	2,569	(21,170)
Settlement of liability	3,540	—
Unrealized gain (loss) included in Other income	509	(278)

Balance at end of year	(14,830)	(21,448)